Phoenix Investment Partners
                           Annual Report

                                                 April 30, 2000


                *SENECA*



                                                 Phoenix-Seneca
                                                 Growth Fund






[LOGO]

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:

  We are pleased to provide this financial summary for the Phoenix-Seneca Growth Fund for the seven months ended April 30, 2000.

  If you have any questions, please call your financial advisor or a customer service representative at 1-800-243-1574 between 8:00 a.m. and 6:00 p.m. Eastern Time, Monday through Friday.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin

MAY 17, 2000

             Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

PHOENIX-SENECA GROWTH FUND

AVERAGE ANNUAL TOTAL RETURNS(1)                           PERIODS ENDING 4/30/00

                                 SEVEN MONTHS    INCEPTION    INCEPTION
                                ENDED 4/30/00   TO 4/30/00       DATE
                                --------------  -----------  ------------
Class X Shares at NAV(2)               25.04%       31.72%       3/8/96
Class A Shares at NAV(2)               24.81        30.98        3/8/96
Class A Shares at POP(3)               17.63        29.13        3/8/96
Class B Shares at NAV(2)               24.10        20.12        7/1/98
Class B Shares with CDSC(4)            19.10        18.23        7/1/98
Class C Shares at NAV(2)               24.09        20.01        7/1/98
Class C Shares with CDSC(4)            23.09        20.01        7/1/98
S&P 500 Index(7)                       14.17       Note 5        Note 5

(1) Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
(2) "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.
(3) "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
(4) CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1% in the first year and 0% thereafter.
(5) Index performance is 24.29% for Class X and Class A (since 3/8/96) and 15.34% for Class B and Class C (since 7/1/98).
(6) This chart illustrates NAV returns on Class X shares and POP returns on Class A shares. Returns on Class B and Class C shares will vary due to differing sales charges.
(7) The S&P 500 Index is an unmanaged, commonly used measure of stock market total return performance. The index's performance does not reflect sales charges.
     All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

GROWTH OF $10,000                                            PERIODS ENDING 4/30
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       PHOENIX-SENECA     PHOENIX-SENECA
      GROWTH CLASS A(6)  GROWTH CLASS X(6)  S&P 500 INDEX (7)
3/96             $9,425            $10,000            $10,000
96              $11,461            $12,180            $10,352
97              $13,856            $14,858            $12,961
98              $19,161            $20,674            $18,310
99              $22,341            $24,205            $22,305
00              $28,871            $31,352            $24,612

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 3/8/96 (inception of the Fund) in Class X and A shares. The total return for Class X shares reflects no sales charge. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. Performance assumes dividends and capital gains are reinvested. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges.

SECTOR WEIGHTINGS                                                        4/30/00
As a percentage of equity holdings
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology          33%
Financials          11%
Health-Care         11%
Consumer Staples    11%
Capital Goods        9%
Consumer Cyclicals   7%
Basic Materials      7%
Other               11%

Phoenix-Seneca Growth Fund

                         INVESTMENTS AT APRIL 30, 2000

                                               SHARES      VALUE
                                              --------  ------------
COMMON STOCKS--85.6%

ALUMINUM--2.3%
Alcoa, Inc..............................        38,770  $  2,515,204

BANKS (MAJOR REGIONAL)--2.8%
Mellon Financial Corp...................        94,420     3,033,242
BEVERAGES (NON-ALCOHOLIC)--2.3%
Coca-Cola Co. (The).....................        52,010     2,447,721

BROADCASTING (TELEVISION, RADIO & CABLE)--3.6%
AMFM, Inc.(b)...........................        58,890     3,908,824

CHEMICALS--2.0%
Dow Chemical Co. (The)..................        18,560     2,097,280

COMMUNICATIONS EQUIPMENT--7.7%
General Motors Corp. Class H(b).........        41,030     3,951,702
Metricom, Inc.(b).......................        12,490       350,501
Motorola, Inc...........................        32,830     3,908,822
                                                        ------------
                                                           8,211,025
                                                        ------------
COMPUTERS (HARDWARE)--3.0%
Sun Microsystems, Inc.(b)...............        34,850     3,204,022

COMPUTERS (NETWORKING)--3.0%
Cisco Systems, Inc.(b)..................        46,960     3,255,649

ELECTRICAL EQUIPMENT--4.3%
General Electric Co.....................        29,280     4,604,280

ELECTRONICS (SEMICONDUCTORS)--3.1%
Intel Corp..............................        26,510     3,361,799

ENTERTAINMENT--2.1%
Walt Disney Co. (The)...................        51,060     2,211,536
EQUIPMENT (SEMICONDUCTORS)--4.1%
Applied Materials, Inc.(b)..............        38,140     3,883,129
KLA-Tencor Corp.(b).....................         7,410       554,824
                                                        ------------
                                                           4,437,953
                                                        ------------

FINANCIAL (DIVERSIFIED)--8.1%
Citigroup, Inc..........................        74,400     4,422,150
Morgan Stanley Dean Witter & Co.........        55,740     4,278,045
                                                        ------------
                                                           8,700,195
                                                        ------------

                                               SHARES      VALUE
                                              --------  ------------

HEALTH CARE (DIVERSIFIED)--2.5%
Johnson & Johnson.......................        32,620  $  2,691,150

HEALTH CARE (DRUGS--MAJOR PHARMACEUTICALS)--5.9%
Merck & Co., Inc........................        56,240     3,908,680
Pfizer, Inc.............................        58,610     2,468,946
                                                        ------------
                                                           6,377,626
                                                        ------------

HEALTH CARE (HOSPITAL MANAGEMENT)--2.1%
Columbia/HCA Healthcare Corp............        79,940     2,273,294

HOUSEHOLD PRODUCTS (NON-DURABLE)--2.2%
Clorox Co. (The)........................        64,640     2,375,520

MANUFACTURING (DIVERSIFIED)--4.8%
Corning, Inc............................        26,150     5,164,625

NATURAL GAS--1.9%
El Paso Energy Corp.....................        48,250     2,050,625

OIL & GAS (DRILLING & EQUIPMENT)--5.2%
Diamond Offshore Drilling, Inc..........        26,240     1,057,800
Halliburton Co..........................       101,090     4,466,914
                                                        ------------
                                                           5,524,714
                                                        ------------

PAPER & FOREST PRODUCTS--2.3%
Champion International Corp.............        37,140     2,441,955

RETAIL (BUILDING SUPPLIES)--3.7%
Lowe's Companies, Inc...................        79,690     3,944,655

RETAIL (GENERAL MERCHANDISE)--3.2%
Wal-Mart Stores, Inc....................        61,600     3,411,100

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--3.4%
Nextel Communications, Inc. Class
A(b)....................................        32,920     3,602,682
--------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $77,236,089)                             91,846,676
--------------------------------------------------------------------

FOREIGN COMMON STOCKS--11.0%

COMMUNICATIONS EQUIPMENT--7.1%
Nokia Oyj Sponsored ADR (Finland).......        69,160     3,933,475
Nortel Networks Corp. (Canada)..........        33,110     3,749,707
                                                        ------------
                                                           7,683,182
                                                        ------------

                       See Notes to Financial Statements                       3

Phoenix-Seneca Growth Fund

                                               SHARES      VALUE
                                              --------  ------------
ELECTRONICS (SEMICONDUCTORS)--3.9%
STMicroelectronics N.V. (Netherlands)...        21,870  $  4,148,466
--------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $5,519,377)                              11,831,648
--------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--96.6%
(IDENTIFIED COST $82,755,466)                            103,678,324
--------------------------------------------------------------------

                                       PAR
                                      VALUE
                                      (000)
                                    ---------
SHORT-TERM OBLIGATIONS--11.9%

REPURCHASE AGREEMENT--11.9%
State Street Bank & Trust Co.
repurchase agreement, 4.25%,
dated 4/28/00 due 5/1/00,
repurchase price $12,730,507
collateralized by U.S.
Treasury Bond 9.875%,
11/15/15, market value
$12,987,319...................       $12,726     12,726,000
-------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $12,726,000)                    12,726,000
-------------------------------------------------------------

TOTAL INVESTMENTS--108.5%
(IDENTIFIED COST $95,481,466)                         116,404,324(a)
Cash and receivables, less liabilities--(8.5%)         (9,133,518)
                                                     ------------
NET ASSETS--100.0%                                   $107,270,806
                                                     ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $24,508,036 and gross depreciation of $3,756,973 for federal income tax purposes. At April 30, 2000, the aggregate cost of securities for federal income tax purposes was $95,653,261.
(b)  Non-income producing.

4                      See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2000

ASSETS
Investment securities at value, exclusive of repurchase
  agreements
  (Identified cost $82,755,466)                               $  103,678,324
Repurchase agreements at value
  (Identified cost $12,726,000)                                   12,726,000
Cash                                                                     559
Receivables
  Investment securities sold                                       1,059,468
  Fund shares sold                                                   643,911
  Dividends and interest                                              64,755
Deferred organization expenses                                         7,307
Prepaid expenses                                                         935
                                                              --------------
    Total assets                                                 118,181,259
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                 10,683,387
  Fund shares repurchased                                             22,792
  Investment advisory fee                                             61,255
  Distribution fee                                                    25,615
  Transfer agent fee                                                  20,135
  Financial agent fee                                                  8,147
  Trustees' fee                                                        5,879
Accrued expenses                                                      83,243
                                                              --------------
    Total liabilities                                             10,910,453
                                                              --------------
NET ASSETS                                                    $  107,270,806
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $   81,518,890
Accumulated net realized gain                                      4,829,058
Net unrealized appreciation                                       20,922,858
                                                              --------------
NET ASSETS                                                    $  107,270,806
                                                              ==============
CLASS X
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $40,173,789)                 1,800,489
Net asset value and offering price per share                          $22.31
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $46,726,923)                 2,140,158
Net asset value per share                                             $21.83
Offering price per share $21.83/(1-5.75%)                             $23.16
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $10,431,209)                   488,882
Net asset value and offering price per share                          $21.34
CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $9,938,885)                    466,746
Net asset value and offering price per share                          $21.29

                            STATEMENT OF OPERATIONS

                                                              Seven Months
                                                                 Ended       Year Ended
                                                                4/30/00        9/30/99
                                                              ------------   -----------
INVESTMENT INCOME
Dividends                                                     $   445,820    $   465,256
Interest                                                          108,246        141,205
Foreign taxes withheld                                             (2,670)            --
                                                              -----------    -----------
    Total investment income                                       551,396        606,461
                                                              -----------    -----------
EXPENSES
Investment advisory fee                                           378,813        443,317
Distribution fee, Class A                                          56,812         66,526
Distribution fee, Class B                                          44,439         24,197
Distribution fee, Class C                                          37,004          9,293
Financial agent fee                                                68,388         85,097
Transfer agent                                                     52,724         88,614
Registration                                                       26,735         53,567
Printing                                                           26,064         40,695
Professional                                                       13,890         23,412
Trustees                                                           10,023         25,716
Custodian                                                           7,066         12,443
Amortization of deferred organization expenses                      6,220         10,658
Miscellaneous                                                      15,311         23,541
                                                              -----------    -----------
    Total expenses                                                743,489        907,076
    Less expenses borne by investment advisor                          --        (49,249)
                                                              -----------    -----------
    Net expenses                                                  743,489        857,827
                                                              -----------    -----------
NET INVESTMENT LOSS                                              (192,093)      (251,366)
                                                              -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain on securities                                 7,460,846      7,420,446
Net change in unrealized appreciation (depreciation) on
  investments                                                  10,116,643      8,897,166
                                                              -----------    -----------
NET GAIN ON INVESTMENTS                                        17,577,489     16,317,612
                                                              -----------    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $17,385,396    $16,066,246
                                                              ===========    ===========

                       See Notes to Financial Statements                       5

Phoenix-Seneca Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                          Seven Months
                                             Ended      Year Ended   Year Ended
                                            4/30/00       9/30/99      9/30/98
                                          ------------  -----------  -----------
FROM OPERATIONS
  Net investment income (loss)            $   (192,093) $  (251,366) $   (23,589)
  Net realized gain (loss)                   7,460,846    7,420,446    5,786,850
  Net change in unrealized appreciation
    (depreciation)                          10,116,643    8,897,166   (3,716,413)
                                          ------------  -----------  -----------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               17,385,396   16,066,246    2,046,848
                                          ------------  -----------  -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class X                    --           --      (28,234)
  Net realized gains, Class X               (4,159,508)  (2,678,808)  (2,638,126)
  Net realized gains, Class A               (3,991,659)  (2,257,410)    (456,891)
  Net realized gains, Class B                 (733,817)    (125,950)          --
  Net realized gains, Class C                 (651,429)     (32,675)          --
                                          ------------  -----------  -----------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS           (9,536,413)  (5,094,843)  (3,123,251)
                                          ------------  -----------  -----------
FROM SHARE TRANSACTIONS
CLASS X
  Proceeds from sales of shares (82,728,
    191,178 and 285,390 shares,
    respectively)                            1,885,353    3,657,324    4,884,932
  Net asset value of shares issued from
    reinvestment of distributions
    (189,191, 152,656 and 175,598
    shares, respectively)                    4,124,386    2,665,381    2,655,713
  Cost of shares repurchased (262,967,
    417,927 and 669,955 shares,
    respectively)                           (5,710,606)  (7,626,080) (11,501,669)
                                          ------------  -----------  -----------
Total                                          299,133   (1,303,375)  (3,961,024)
                                          ------------  -----------  -----------
CLASS A
  Proceeds from sales of shares
    (835,146, 713,052 and 903,203
    shares, respectively)                   18,496,399   12,978,542   16,095,224
  Net asset value of shares issued from
    reinvestment of distributions
    (183,997, 130,999 and 30,397 shares,
    respectively)                            3,928,347    2,250,565      454,436
  Cost of shares repurchased (463,295,
    329,410 and 233,349 shares,
    respectively)                           (9,878,135)  (5,879,689)  (3,581,463)
                                          ------------  -----------  -----------
Total                                       12,546,611    9,349,418   12,968,197
                                          ------------  -----------  -----------
CLASS B
  Proceeds from sales of shares
    (268,528, 209,861 and 32,039 shares,
    respectively)                            5,843,443    3,860,313      544,661
  Net asset value of shares issued from
    reinvestment of distributions
    (29,013, 5,386 and 0 shares,
    respectively)                              607,535       92,053           --
  Cost of shares repurchased (36,556,
    19,389 and 0 shares, respectively)        (786,499)    (368,688)          --
                                          ------------  -----------  -----------
Total                                        5,664,479    3,583,678      544,661
                                          ------------  -----------  -----------
CLASS C
  Proceeds from sales of shares
    (365,168, 88,996 and 7,802 shares,
    respectively)                            7,875,964    1,633,483      139,674
  Net asset value of shares issued from
    reinvestment of distributions
    (27,094, 1,890 and 0 shares,
    respectively)                              566,265       32,392           --
  Cost of shares repurchased (20,738,
    3,466 and 0 shares, respectively)         (453,959)     (65,089)          --
                                          ------------  -----------  -----------
Total                                        7,988,270    1,600,786      139,674
                                          ------------  -----------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                      26,498,493   13,230,507    9,691,508
                                          ------------  -----------  -----------
  NET INCREASE (DECREASE) IN NET ASSETS     34,347,476   24,201,910    8,615,105
NET ASSETS
  Beginning of period                       72,923,330   48,721,420   40,106,315
                                          ------------  -----------  -----------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $0, $0 AND $0, RESPECTIVELY]          $107,270,806  $72,923,330  $48,721,420
                                          ============  ===========  ===========

6                      See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                CLASS X
                                                 ---------------------------------------------------------------------
                                                                                                               FROM
                                                 SEVEN MONTHS            YEAR ENDED SEPTEMBER 30,            INCEPTION
                                                    ENDED          ------------------------------------      3/8/96 TO
                                                   4/30/00             1999          1998          1997       9/30/96
Net asset value, beginning of period                $ 19.92        $  16.46      $  16.43      $  13.74       $ 10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                        (0.01)(1)       (0.04)(1)      0.00(1)       0.03          0.03
  Net realized and unrealized gain (loss)              4.94            5.11          1.28          3.50          3.71
                                                    -------        --------      --------      --------       -------
      TOTAL FROM INVESTMENT OPERATIONS                 4.93            5.07          1.28          3.53          3.74
                                                    -------        --------      --------      --------       -------
LESS DISTRIBUTIONS:
  Dividends from net investment income                   --              --         (0.02)        (0.07)           --
  Dividends from net realized gains                   (2.54)          (1.61)        (1.23)        (0.77)           --
                                                    -------        --------      --------      --------       -------
      TOTAL DISTRIBUTIONS                             (2.54)          (1.61)        (1.25)        (0.84)           --
                                                    -------        --------      --------      --------       -------
Change in net asset value                              2.39            3.46          0.03          2.69          3.74
                                                    -------        --------      --------      --------       -------
NET ASSET VALUE, END OF PERIOD                      $ 22.31        $  19.92      $  16.46      $  16.43       $ 13.74
                                                    =======        ========      ========      ========       =======
Total return                                          25.04%(4)      32.19%          8.48%        27.27%        37.40%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $40,174         $35,695       $30,713       $34,093       $12,920

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                   1.06%(3)       1.16%          1.14%         1.52%(5)      0.81%(3)(5)
  Net investment income (loss)                        (0.05)%(3)     (0.20)%         0.02%         0.31%         0.76%(3)
Portfolio turnover                                       68%(4)        169%           166%       145.69%        87.66%(4)

                                                                                CLASS A
                                                 ---------------------------------------------------------------------
                                                                                                               FROM
                                                 SEVEN MONTHS            YEAR ENDED SEPTEMBER 30,            INCEPTION
                                                    ENDED          ------------------------------------      3/8/96 TO
                                                   4/30/00             1999          1998          1997       9/30/96
Net asset value, beginning of period                $ 19.57        $  16.23      $  16.28      $  13.63       $10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                        (0.04)(1)       (0.09)(1)     (0.06)(1)     (0.08)          --
  Net realized and unrealized gain                     4.84            5.04          1.24          3.50         3.63
                                                    -------        --------      --------      --------       ------
      TOTAL FROM INVESTMENT OPERATIONS                 4.80            4.95          1.18          3.42         3.63
                                                    -------        --------      --------      --------       ------
LESS DISTRIBUTIONS:
  Dividends from net investment income                   --              --            --            --           --
  Dividends from net realized gains                   (2.54)          (1.61)        (1.23)        (0.77)          --
                                                    -------        --------      --------      --------       ------
      TOTAL DISTRIBUTIONS                             (2.54)          (1.61)        (1.23)        (0.77)          --
                                                    -------        --------      --------      --------       ------
Change in net asset value                              2.26            3.34         (0.05)         2.65         3.63
                                                    -------        --------      --------      --------       ------
NET ASSET VALUE, END OF PERIOD                      $ 21.83        $  19.57      $  16.23      $  16.28       $13.63
                                                    =======        ========      ========      ========       ======
Total return(2)                                       24.81%(4)      31.89%         7.93%        26.51%        36.30%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $46,727         $31,001       $17,364        $6,013         $466

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                   1.31%(3)       1.44%         1.55%         2.48%(6)      1.46%(3)(6)
  Net investment income (loss)                        (0.29)%(3)     (0.49)%       (0.36)%       (0.62)%        0.16%(3)
Portfolio turnover                                       68%(4)        169%          166%       145.69%        87.66%(4)

(1)  Computed using average shares outstanding.
(2)  Maximum sales charge is not reflected in total return calculation.
(3)  Annualized.
(4)  Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.52% and 3.49% for the periods ended September 30, 1997 and 1996, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.63% and 14.01% for the periods ended September 30, 1997 and 1996, respectively.

                       See Notes to Financial Statements                       7

Phoenix-Seneca Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                          CLASS B
                                                      -----------------------------------------------
                                                                                              FROM
                                                      SEVEN MONTHS           YEAR           INCEPTION
                                                         ENDED              ENDED           7/1/98 TO
                                                        4/30/00            9/30/99           9/30/98
Net asset value, beginning of period                    $ 19.28             $16.19           $18.71
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)(1)                         (0.17)             (0.31)           (0.04)
  Net realized and unrealized gain (loss)                  4.77               5.01            (2.48)
                                                        -------             ------           ------
      TOTAL FROM INVESTMENT OPERATIONS                     4.60               4.70            (2.52)
                                                        -------             ------           ------
LESS DISTRIBUTIONS:
  Dividends from net investment income                       --                 --               --
  Dividends from net realized gains                       (2.54)             (1.61)              --
                                                        -------             ------           ------
      TOTAL DISTRIBUTIONS                                 (2.54)             (1.61)              --
                                                        -------             ------           ------
Change in net asset value                                  2.06               3.09            (2.52)
                                                        -------             ------           ------
NET ASSET VALUE, END OF PERIOD                          $ 21.34             $19.28           $16.19
                                                        =======             ======           ======
Total return(2)                                           24.10%(4)          30.31%          (13.47)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $10,431             $4,395             $519

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                       2.42%(3)           2.60%(5)         2.60%(3)(5)
  Net investment income (loss)                            (1.39)%(3)         (1.66)%          (1.12)%(3)
Portfolio turnover                                           68%(4)            169%             166%(4)

                                                                          CLASS C
                                                      -----------------------------------------------
                                                                                              FROM
                                                      SEVEN MONTHS           YEAR           INCEPTION
                                                         ENDED              ENDED           7/1/98 TO
                                                        4/30/00            9/30/99           9/30/98
Net asset value, beginning of period                     $19.25             $16.18           $18.71
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)(1)                         (0.19)             (0.32)           (0.06)
  Net realized and unrealized gain (loss)                  4.77               5.00            (2.47)
                                                         ------             ------           ------
      TOTAL FROM INVESTMENT OPERATIONS                     4.58               4.68            (2.53)
                                                         ------             ------           ------
LESS DISTRIBUTIONS:
  Dividends from net investment income                       --                 --               --
  Dividends from net realized gains                       (2.54)             (1.61)              --
                                                         ------             ------           ------
      TOTAL DISTRIBUTIONS                                 (2.54)             (1.61)              --
                                                         ------             ------           ------
Change in net asset value                                  2.04               3.07            (2.53)
                                                         ------             ------           ------
NET ASSET VALUE, END OF PERIOD                           $21.29             $19.25           $16.18
                                                         ======             ======           ======
Total return(2)                                           24.09%(4)          30.20%          (13.52)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                    $9,939             $1,833             $126

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                       2.51%(3)           2.60%(6)         2.60%(3)(6)
  Net investment income (loss)                            (1.48)%(3)         (1.66)%          (1.39)%(3)
Portfolio turnover                                           68%(4)            169%             166%(4)

(1)  Computed using average shares outstanding.
(2)  Maximum sales charge is not reflected in total return calculation.
(3)  Annualized.
(4)  Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.46% and 12.48% for the periods ended September 30, 1999 and 1998, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 5.67% and 20.24% for the periods ended September 30, 1999 and 1998, respectively.

8                      See Notes to Financial Statements

PHOENIX-SENECA GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2000

1. SIGNIFICANT ACCOUNTING POLICIES

  The Phoenix-Seneca Growth Fund (the "Fund") is a series of the Phoenix-Seneca Funds (the "Trust") which is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund seeks to achieve long-term capital appreciation. The Fund offers Class X (formerly Seneca Institutional), Class A (formerly Seneca Administrative), Class B and Class C shares. Class X shares are sold without a sales charge. Effective April 3, 2000, Class A shares are sold with a front-end sales charge of up to 5.75%. Prior to that date, the maximum sales charge was 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C shares bear distribution expenses and have exclusive voting rights with respect to their distribution plans. Investment income and realized and unrealized gains/losses are allocated among the classes on the basis of net assets of each class. Expenses that relate to the distribution of shares or services provided to a particular class are allocated to that class.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the mean between the most recent high bid and the most recent low asked quotations. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, market discount, organization costs, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

  The Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded

PHOENIX-SENECA GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2000 (CONTINUED)

directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. OPTIONS:

  The Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

  The Fund may purchase options which are included in the Fund's Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

H. ORGANIZATION EXPENSE:

  In 1996, the Fund incurred organizational expenses which are amortized on a straight line basis over a period of sixty months from the commencement of operations. If any of the initial shares are redeemed before the end of the amortization period, the proceeds of the redemption will be reduced by the pro rata share of unamortized organization expenses.

I. EXPENSES:

  Trust expenses not directly attributable to a specific Fund are allocated evenly among all funds. Fund expenses that are not related to the distribution of shares of a particular class or to services provided specifically to a particular class are allocated among the classes on the basis of relative average daily net assets of each class.

J. REPURCHASE AGREEMENTS:

  A repurchase agreement is a transaction where the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  Phoenix Investment Counsel, Inc, ("PIC" or the "Adviser") serves as investment adviser to the Fund and Seneca Capital Management LLC ("Seneca" or the "Subadviser") serves as investment subadviser. All of the outstanding stock of PIC and a majority of the equity interests of Seneca are owned by Phoenix Investment Partners Ltd. ("PXP"), an indirect, majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"). As compensation for services to the Fund, the adviser is entitled to a fee at an annual rate of 0.70% of the average daily net assets of the Fund. The Adviser pays the Subadviser a fee equal to one half of the Adviser fee.

  Phoenix Equity Planning Corporation ("PEPCO"), a direct subsidiary of PXP, serves as Administrator of the Fund. PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of the subagent's performance. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

  The Adviser voluntarily agreed to waive or reimburse the Fund's operating expenses until January 31, 2001, to the extent that such expenses exceed the following percentages of average annual net assets: 1.25% for Class X, 1.85% for Class A and 2.60% for Classes B and C.

  PEPCO serves as the national distributor of the Fund's shares and has advised the Fund that it retained net selling commissions of $18,628 for Class A shares for the seven months ended April 30, 2000. Deferred sales charges retained by PEPCO for the seven months ended April 30, 2000 were $12,175 for Class B shares and $262 for Class C shares. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B and C shares applied to the average daily net assets of the Fund. The distributor has advised the Fund that of the total amount expensed for the seven months ended April 30, 2000,

PHOENIX-SENECA GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2000 (CONTINUED)

$100,932 was retained by the Distributor, $36,051 was paid out to unaffiliated Participants and $1,272 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  PEPCO serves as the Funds Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the seven months ended April 30, 2000, transfer agent fees were $52,724 of which PEPCO retained $1,153 which is net of fees paid to State Street.

  At April 30, 2000, PHL and affiliates held 929 Class B shares and 6,652 Class C shares of the Fund with a combined value of $161,445.

3. PURCHASE AND SALE OF SECURITIES

  During the seven months ended April 30, 2000, purchases and sales of investments, excluding short-term securities and U.S. Government and agency securities, amounted to $76,742,174 and $60,256,023, respectively. There were no purchases and sales of long-term U.S. Government and agency securities during the period.

4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

5. OTHER

  As of April 30, 2000, the Fund had 1 shareholder who individually owned 10.2% of total net assets, who is not affiliated with PHL or PXP. In addition, affiliate holdings are presented within Note 2.

6. RECLASS OF CAPITAL ACCOUNTS

  In accordance with accounting pronouncements, the Fund has recorded reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of April 30, 2000, the Fund increased undistributed net investment income by $192,093, decreased accumulated net realized gain by $192,427, and increased capital paid in on shares of beneficial interest by $334.

7. SUBSEQUENT EVENT

  On May 12, 2000, the Phoenix-Seneca Equity Opportunities Fund (the "Acquiring Fund") acquired the assets and liabilities of the Phoenix-Seneca Growth Fund (the "Acquired Fund") pursuant to a plan of reorganization approved by its shareholders on April 28, 2000. The acquisition was accomplished by a tax-free exchange of shares of the Acquiring Fund in an amount equal to the outstanding shares of the Acquired Fund. Effective May 12, 2000, the Acquiring Fund was renamed the Phoenix-Seneca Growth Fund. For financial reporting purposes the historical results of the Acquired Fund will survive.

TAX INFORMATION NOTICE (UNAUDITED)

  For the seven months ended April 30, 2000, the Fund distributed long-term capital gain dividends of $2,908,271.

  This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                       REPORT OF INDEPENDENT ACCOUNTANTS
[LOGO]

To the Trustees and Shareholders of
Phoenix-Seneca Growth Fund

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix-Seneca Growth Fund (the "Fund") at April 30, 2000, the results of its operations and the changes in its net assets for the periods presented and the financial highlights for the period ended April 30, 2000 and each of the two years in the period ended
September 30, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2000, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The financial statements of the Fund, formerly a portfolio in the Seneca Funds, for the periods ended September 30, 1997 were audited by other independent accountants whose report dated November 5, 1997 expressed an unqualified opinion on those statements.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
June 1, 2000

RESULTS OF SHAREHOLDER MEETING (UNAUDITED)

A special meeting of Shareholders of the Phoenix-Seneca Growth Fund of the Phoenix-Seneca Funds was held on April 28, 2000 to approve the following matter:

    1. Approval of an agreement and plan of reorganization under which the Phoenix-Seneca Growth Fund will be combined with the Phoenix-Seneca Equity Opportunities Fund, a series of the Phoenix Strategic Equity Series Fund.

On the record date for this meeting there were 100,298,123 shares outstanding and 57.54% of the shares outstanding and entitled to vote were present by proxy.

NUMBER OF VOTES

                                             FOR       AGAINST    ABSTAIN
                                          ----------  ---------  ---------
1. Approval of amendment and plan of
  reorganization                          56,226,586   547,616    938,472

PHOENIX-SENECA FUNDS
909 Montgomery Street
San Francisco, California 94133

TRUSTEES AND OFFICERS
Robert Chesek, Trustee
E. Virgil Conway, Trustee
William W. Crawford, Trustee
Harry Dalzell-Payne, Trustee
William N. Georgeson, Trustee
Francis E. Jeffries, Trustee
Leroy Keith, Jr., Trustee
Eileen A. Moran, Trustee
Everett L. Morris, Trustee
James M. Oates, Trustee
Richard A. Pavia, Trustee
Herbert Roth, Jr., Trustee
Richard E. Segerson, Trustee
Lowell P. Weicker, Jr., Trustee
Philip R. McLoughlin, Chairman and Trustee
Gail P. Seneca, President
Thomas N. Steenburg, Secretary
Sandra J. Monticelli, Treasurer

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

SUBADVISER
Seneca Capital Management LLC
909 Montgomery Street
San Francisco, California 94133

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

CUSTODIAN
State Street Bank and Trust Company
P. O. Box 351
Boston, Massachusetts 02101

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US

The Fund Connection               1-800-243-1574
Customer Service                  1-800-243-1574
Investment Strategy Hotline       1-800-243-4361 (option 2)
Marketing Department              1-800-243-4361 (option 3)
Text Telephone                    1-800-243-1926

WWW.PHOENIXINVESTMENTS.COM

PHOENIX EQUITY PLANNING CORPORATION
PO Box 2200
Enfield CT 06083-2200
                                                           PRSRT STD
                                                          U.S. Postage
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                                                            Andrew
                                                           Associates
[LOGO]



For more information about
Phoenix mutual funds, please call
your financial representative or
contact us at 1-800-243-4361 or
WWW.PHOENIXINVESTMENTS.COM



PXP 1385 (6/00)